INVENTORY (Tables)	12 Months Ended
Mar. 31, 2017
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]
	March 31,	March 31,
	2017	2016
	$	$
Raw Materials	119,985	-
Work in Progress	108,264	-
	228,249	-